Note 4 - Income Taxes (Details) - Components of Income Tax Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current provision:
Federal	$ 11,184	$ 22,870	$ 75,205
State	1,310	1,930	3,948
Total current provision	12,494	24,800	79,153
Deferred (benefit) provision:
Federal	31,978	14,864	16,199
State	2,036	1,705	(273)
Foreign	(829)	(56)
Total deferred provision	33,185	16,513	15,926
Provision for income taxes	$ 45,679	$ 41,313	$ 95,079